Intangible Assets, net (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Intangible assets, net	$ 144,265	$ 45,515
Customer Agreements
Balance at December 31, 2016	0
Additions	10,000
Amortization	(1,250)
Balance at March 31, 2017	8,750
Non-Compete Agreements
Balance at December 31, 2016	0
Additions	100,000
Amortization	(10,000)
Balance at March 31, 2017	90,000
Domain names
Balance at December 31, 2016	45,515
Additions	0
Impairment or write down	0
Balance at March 31, 2017	$ 45,515